RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due to related parties	$ 986,146	$ 815,463
Arnold Kondrat [Member]
Related Party Transaction [Line Items]
Due to related parties	633,465	545,791
Loncor Gold Inc. [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Due to related parties	352,681	269,672
Loncor Gold Inc. [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 0	$ 2,645